Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 120,678,898	$ 43,087,134
Accounts receivable	1,422,534	438,243
Due from related party	202,267
Prepayments and other current assets	1,514,565	1,358,678
Deferred tax assets-current	3,247,404	2,799,865
Total current assets	127,065,668	47,683,920
Investment in equity method investees	2,406,111	1,035,710
Property and equipment, net	2,405,576	3,125,608
Acquired intangible asset	1,379,154	146,133
Other assets	1,197,907	1,040,813
Total assets	134,454,416	53,032,184
Liabilities, mezzanine equity and equity
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Taomee Holdings Limited of 341,418 and 205,095 as of December 31, 2010 and 2011, respectively)	221,820	344,698
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to Taomee Holdings Limited of nil and 190,398 as of December 31, 2010 and 2011, respectively)	2,187,076
Due to related parties (including due to related parties of the consolidated VIEs without recourse to Taomee Holdings Limited of 38,826 and 13,115 as of December 31, 2010 and 2011, respectively)	66,104	38,826
Advance from customers (including advance from customers of the consolidated VIEs without recourse to Taomee Holdings Limited of 8,393,474 and 8,766,104 as of December 31, 2010 and 2011, respectively)	10,223,309	8,684,198
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Taomee Holdings Limited of 10,783,198 and 12,912,939 as of December 31, 2010 and 2011, respectively)	12,912,939	10,783,198
Dividends payable		8,950,000
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 753,806 and 775,807 as of December 31, 2010 and 2011, respectively)	5,680,706	4,984,584
Deferred tax liabilities-current (including deferred tax liabilities of the consolidated VIEs without recourse to Taomee Holdings Limited of 161,217 and 9,600 as of December 31, 2010 and 2011, respectively)	10,910	511,039
Total current liabilities	31,302,864	34,296,543
Commitments and contingencies (Note 14)
Mezzanine equity:
Series A convertible redeemable preferred shares ($0.00002 par value; 125,000,000 shares authorized, 125,000,000 and nil issued and outstanding as of December 31, 2010 and 2011, respectively) (Redemption value $7,500,000)		5,627,390
Equity:
Ordinary shares ($0.00002 par value; 875,000,000 shares authorized; 450,000,000 and 730,900,680 shares issued; 450,000,000 and 728,427,520 shares outstanding as of December 31, 2010 and 2011, respectively)	14,618	9,000
Treasury stock	(562,502)
Additional paid-in capital	70,782,370	1,158,534
Accumulated other comprehensive income	2,366,216	682,437
Retained earnings	30,550,850	11,258,280
Total equity	103,151,552	13,108,251
Total liabilities, mezzanine equity and equity	$ 134,454,416	$ 53,032,184